Variable Interest Entities (Unconsolidated VIEs) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Total assets	$ 73,183,599	$ 80,543,622
Variable Interest Entity, Not Primary Beneficiary | Fixed Maturity Securities, Available For Sale
Variable Interest Entity [Line Items]
Total assets	1,178,110	459,681
VIE, not the primary beneficiary, maximum loss exposure, amount	1,178,110	459,681
Variable Interest Entity, Not Primary Beneficiary | Other investments
Variable Interest Entity [Line Items]
Total assets	0	345,000
VIE, not the primary beneficiary, maximum loss exposure, amount	$ 0	$ 345,000